UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 May 26, 2007 to June 25, 2007

 Commission File Number of issuing entity: 333-131374-56

 Bear Stearns Asset Backed Securities I Trust 2007-AC4
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-131374

 Bear Stearns Asset Backed Securities I LLC
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2199584
 54-2199585
 54-2199586
 54-2199587
 54-2199588
 54-2199715
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2                              _____    _____    __X___    ____________
  A-3                              _____    _____    __X___    ____________
  A-4                              _____    _____    __X___    ____________
  A-5                              _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  C                                _____    _____    __X___    ____________
  P                                _____    _____    __X___    ____________
  R-1                              _____    _____    __X___    ____________
  R-2                              _____    _____    __X___    ____________
  R-3                              _____    _____    __X___    ____________
  R-4                              _____    _____    __X___    ____________
  R-X                              _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On June 25, 2007 a distribution was made to holders of Bear Stearns Asset Backed Securities I Trust 2007-AC4.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Bear Stearns Asset Backed Securities I Trust 2007-AC4, relating to the June 25, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Bear Stearns Asset Backed Securities I Trust 2007-AC4
 (Issuing Entity)


 EMC Mortgage Corporation
 (Master Servicer)

 /s/ Mark Novachek
 Mark Novachek, Senior Vice President

 Date: July 9, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Bear Stearns Asset Backed Securities I Trust 2007-AC4, relating to the June 25, 2007 distribution.



 EX-99.1


Bear Stearns Asset Backed Securities
Asset-Backed Certificates



Distribution Date:       6/25/2007


Bear Stearns Asset Backed Securities
Asset-Backed Certificates
Series 2007-AC4


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
          A-1                  07378RAA7       06/22/2007            5.62000%       296,314,934.56         1,387,741.61
          A-2                  07378RAB5       06/22/2007            6.58000%        62,760,849.53           344,138.66
          A-3                  07378RAC3       06/22/2007            5.62000%         9,924,703.82            46,480.70
          A-4                  07378RAP4       06/22/2007            5.62000%         7,564,609.25            35,427.59
          A-5                  07378RAQ2       06/22/2007            1.88000%                 0.00           147,488.00
          M-1                  07378RAD1       06/22/2007            5.77000%        10,205,000.00            50,704.68
          M-2                  07378RAE9       06/22/2007            5.92000%         6,939,000.00            35,373.48
          B-1                  07378RAF6       06/22/2007            6.82000%         4,490,000.00            26,368.77
          B-2                  07378RAG4       06/22/2007            7.12000%         3,062,000.00            18,773.46
           C                   07378RAN9       05/31/2007            0.00000%         4,082,007.30           157,774.18
           P                   07378RAM1       05/31/2007            0.00000%               100.00                 0.00
          R-1                  07378RAH2       05/31/2007            0.00000%                 0.00                 0.00
          R-2                  07378RAJ8       05/31/2007            0.00000%                 0.00                 0.00
          R-3                  07378RAK5       05/31/2007            0.00000%                 0.00                 0.00
          R-4                BEAR07AC4R4       05/31/2007            0.00000%                 0.00                 0.00
          R-X                  07378RAL3       05/31/2007            0.00000%                 0.00                 0.00

Totals                                                                              405,343,204.46         2,250,271.13


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
          A-1                 3,538,484.93              0.00       292,776,449.63         4,926,226.54              0.00
          A-2                   749,467.19              0.00        62,011,382.34         1,093,605.85              0.00
          A-3                   118,517.20              0.00         9,806,186.62           164,997.90              0.00
          A-4                    90,333.81              0.00         7,474,275.44           125,761.40              0.00
          A-5                         0.00              0.00                 0.00           147,488.00              0.00
          M-1                         0.00              0.00        10,205,000.00            50,704.68              0.00
          M-2                         0.00              0.00         6,939,000.00            35,373.48              0.00
          B-1                         0.00              0.00         4,490,000.00            26,368.77              0.00
          B-2                         0.00              0.00         3,062,000.00            18,773.46              0.00
           C                          0.00              0.00         4,082,007.30           157,774.18              0.00
           P                          0.00              0.00               100.00                 0.00              0.00
          R-1                         0.00              0.00                 0.00                 0.00              0.00
          R-2                         0.00              0.00                 0.00                 0.00              0.00
          R-3                         0.00              0.00                 0.00                 0.00              0.00
          R-4                         0.00              0.00                 0.00                 0.00              0.00
          R-X                         0.00              0.00                 0.00                 0.00              0.00

Totals                        4,496,803.13              0.00       400,846,401.33         6,747,074.26              0.00


This report has been compiled from information provided to Wells Fargo Bank, N.A., by various third parties, which may include the Servicer, Master Servicer, Special Servicer and others.
Wells Fargo Bank, N.A., has not independently confirmed the accuracy of information received from these third parties and assumes no duty to do so. Wells Fargo Bank, N.A., expressly disclaims any responsibility for the accuracy or completeness of information furnished by third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
          A-1                 298,563,000.00      296,314,934.56                 0.00       3,538,484.93              0.00
          A-2                  63,237,000.00       62,760,849.53                 0.00         749,467.19              0.00
          A-3                  10,000,000.00        9,924,703.82                 0.00         118,517.20              0.00
          A-4                   7,622,000.00        7,564,609.25                 0.00          90,333.81              0.00
          A-5                           0.00                0.00                 0.00               0.00              0.00
          M-1                  10,205,000.00       10,205,000.00                 0.00               0.00              0.00
          M-2                   6,939,000.00        6,939,000.00                 0.00               0.00              0.00
          B-1                   4,490,000.00        4,490,000.00                 0.00               0.00              0.00
          B-2                   3,062,000.00        3,062,000.00                 0.00               0.00              0.00
           C                    4,082,729.69        4,082,007.30                 0.00               0.00              0.00
           P                          100.00              100.00                 0.00               0.00              0.00
          R-1                           0.00                0.00                 0.00               0.00              0.00
          R-2                           0.00                0.00                 0.00               0.00              0.00
          R-3                           0.00                0.00                 0.00               0.00              0.00
          R-4                           0.00                0.00                 0.00               0.00              0.00
          R-X                           0.00                0.00                 0.00               0.00              0.00

Totals                        408,200,829.69      405,343,204.46                 0.00       4,496,803.13              0.00


                                      Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending             Ending               Total
                                      Loss         Principal          Certificate        Certificate           Principal
                                                   Reduction              Balance         Percentage        Distribution
          A-1                         0.00      3,538,484.93       292,776,449.63         0.98061866        3,538,484.93
          A-2                         0.00        749,467.19        62,011,382.34         0.98061866          749,467.19
          A-3                         0.00        118,517.20         9,806,186.62         0.98061866          118,517.20
          A-4                         0.00         90,333.81         7,474,275.44         0.98061866           90,333.81
          A-5                         0.00              0.00                 0.00         0.00000000                0.00
          M-1                         0.00              0.00        10,205,000.00         1.00000000                0.00
          M-2                         0.00              0.00         6,939,000.00         1.00000000                0.00
          B-1                         0.00              0.00         4,490,000.00         1.00000000                0.00
          B-2                         0.00              0.00         3,062,000.00         1.00000000                0.00
           C                          0.00              0.00         4,082,007.30         0.99982306                0.00
           P                          0.00              0.00               100.00         1.00000000                0.00
          R-1                         0.00              0.00                 0.00         0.00000000                0.00
          R-2                         0.00              0.00                 0.00         0.00000000                0.00
          R-3                         0.00              0.00                 0.00         0.00000000                0.00
          R-4                         0.00              0.00                 0.00         0.00000000                0.00
          R-X                         0.00              0.00                 0.00         0.00000000                0.00

Totals                               $0.00      4,496,803.13       400,846,401.33         0.98198331        4,496,803.13



                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
          A-1               298,563,000.00          992.47038166             0.00000000           11.85171950         0.00000000
          A-2                63,237,000.00          992.47038174             0.00000000           11.85171956         0.00000000
          A-3                10,000,000.00          992.47038200             0.00000000           11.85172000         0.00000000
          A-4                 7,622,000.00          992.47038179             0.00000000           11.85172002         0.00000000
          A-5                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
          M-1                10,205,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-2                 6,939,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-1                 4,490,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-2                 3,062,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
           C                  4,082,729.69          999.82306201             0.00000000            0.00000000         0.00000000
           P                        100.00         1000.00000000             0.00000000            0.00000000         0.00000000
          R-1                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
          R-2                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
          R-3                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
          R-4                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
          R-X                         0.00            0.00000000             0.00000000            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
          A-1                 0.00000000           11.85171950           980.61866216           0.98061866           11.85171950
          A-2                 0.00000000           11.85171956           980.61866218           0.98061866           11.85171956
          A-3                 0.00000000           11.85172000           980.61866200           0.98061866           11.85172000
          A-4                 0.00000000           11.85172002           980.61866177           0.98061866           11.85172002
          A-5                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          M-1                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-1                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
           C                  0.00000000            0.00000000           999.82306201           0.99982306            0.00000000
           P                  0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          R-1                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          R-2                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          R-3                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          R-4                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          R-X                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
          A-1            05/25/07 - 06/24/07    30          5.62000%    296,314,934.56        1,387,741.61                   0.00
          A-2            05/25/07 - 06/24/07    30          6.58000%     62,760,849.53          344,138.66              17,259.23
          A-3            05/25/07 - 06/24/07    30          5.62000%      9,924,703.82           46,480.70                   0.00
          A-4            05/25/07 - 06/24/07    30          5.62000%      7,564,609.25           35,427.59                   0.00
          A-5            05/25/07 - 06/24/07    30          1.88000%     94,141,274.29          147,488.00                   0.00
          M-1            05/25/07 - 06/24/07    31          5.77000%     10,205,000.00           50,704.68                   0.00
          M-2            05/25/07 - 06/24/07    31          5.92000%      6,939,000.00           35,373.48                   0.00
          B-1            05/25/07 - 06/24/07    31          6.82000%      4,490,000.00           26,368.77               1,442.44
          B-2            05/25/07 - 06/24/07    31          7.12000%      3,062,000.00           18,773.46               1,774.70
           C                             N/A    N/A         0.00000%    405,343,104.45                0.00                   0.00
           P                             N/A    N/A         0.00000%            100.00                0.00                   0.00
          R-1                            N/A    N/A         0.00000%              0.00                0.00                   0.00
          R-2                            N/A    N/A         0.00000%              0.00                0.00                   0.00
          R-3                            N/A    N/A         0.00000%              0.00                0.00                   0.00
          R-4                            N/A    N/A         0.00000%              0.00                0.00                   0.00
          R-X                            N/A    N/A         0.00000%              0.00                0.00                   0.00

Totals                                                                                        2,092,496.95              20,476.37



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
          A-1                         0.00                0.00       1,387,741.61                0.00           292,776,449.63
          A-2                    17,259.23                0.00         344,138.66                0.00            62,011,382.34
          A-3                         0.00                0.00          46,480.70                0.00             9,806,186.62
          A-4                         0.00                0.00          35,427.59                0.00             7,474,275.44
          A-5                         0.00                0.00         147,488.00                0.00            93,017,073.51
          M-1                         0.00                0.00          50,704.68                0.00            10,205,000.00
          M-2                         0.00                0.00          35,373.48                0.00             6,939,000.00
          B-1                     1,442.44                0.00          26,368.77                0.00             4,490,000.00
          B-2                     1,774.70                0.00          18,773.46                0.00             3,062,000.00
           C                          0.00                0.00         157,774.18                0.00           400,846,301.33
           P                          0.00                0.00               0.00                0.00                   100.00
          R-1                         0.00                0.00               0.00                0.00                     0.00
          R-2                         0.00                0.00               0.00                0.00                     0.00
          R-3                         0.00                0.00               0.00                0.00                     0.00
          R-4                         0.00                0.00               0.00                0.00                     0.00
          R-X                         0.00                0.00               0.00                0.00                     0.00

Totals                           20,476.37                0.00       2,250,271.13                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
          A-1                 298,563,000.00       5.62000%             992.47038166            4.64806962            0.00000000
          A-2                  63,237,000.00       6.58000%             992.47038174            5.44204595            0.27292930
          A-3                  10,000,000.00       5.62000%             992.47038200            4.64807000            0.00000000
          A-4                   7,622,000.00       5.62000%             992.47038179            4.64807006            0.00000000
          A-5                           0.00       1.88000%             992.47038169            1.55487030            0.00000000
          M-1                  10,205,000.00       5.77000%            1000.00000000            4.96861146            0.00000000
          M-2                   6,939,000.00       5.92000%            1000.00000000            5.09777778            0.00000000
          B-1                   4,490,000.00       6.82000%            1000.00000000            5.87277728            0.32125612
          B-2                   3,062,000.00       7.12000%            1000.00000000            6.13111039            0.57958850
           C                    4,082,729.69       0.00000%           99282.37606394            0.00000000            0.00000000
           P                          100.00       0.00000%            1000.00000000            0.00000000            0.00000000
          R-1                           0.00       0.00000%               0.00000000            0.00000000            0.00000000
          R-2                           0.00       0.00000%               0.00000000            0.00000000            0.00000000
          R-3                           0.00       0.00000%               0.00000000            0.00000000            0.00000000
          R-4                           0.00       0.00000%               0.00000000            0.00000000            0.00000000
          R-X                           0.00       0.00000%               0.00000000            0.00000000            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
          A-1                   0.00000000            0.00000000           4.64806962            0.00000000           980.61866216
          A-2                   0.27292930            0.00000000           5.44204595            0.00000000           980.61866218
          A-3                   0.00000000            0.00000000           4.64807000            0.00000000           980.61866200
          A-4                   0.00000000            0.00000000           4.64807006            0.00000000           980.61866177
          A-5                   0.00000000            0.00000000           1.55487030            0.00000000           980.61866218
          M-1                   0.00000000            0.00000000           4.96861146            0.00000000          1000.00000000
          M-2                   0.00000000            0.00000000           5.09777778            0.00000000          1000.00000000
          B-1                   0.32125612            0.00000000           5.87277728            0.00000000          1000.00000000
          B-2                   0.57958850            0.00000000           6.13111039            0.00000000          1000.00000000
           C                    0.00000000            0.00000000          38.64428752            0.00000000         98180.95533285
           P                    0.00000000            0.00000000           0.00000000            0.00000000          1000.00000000
          R-1                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
          R-2                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
          R-3                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
          R-4                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
          R-X                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                6,739,585.80
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   106,491.39
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                      0.00
Total Deposits                                                                                         6,846,077.19

Withdrawals
     Reserve Funds and Credit Enhancements                                                                     0.00
     Total Administration Fees                                                                            99,002.93
     Payment of Interest and Principal                                                                 6,747,074.26
Total Withdrawals (Pool Distribution Amount)                                                           6,846,077.19

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                     81,599.57
Lender Paid Mortgage Insurance**                                                         12,674.36
Trustee Fee - Wells Fargo Bank, N.A.                                                      4,729.00
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                                99,002.93

*Servicer Payees include: EMC MORTGAGE CORPORATION

NOTE: **Lender Paid Mortgage Insurance Payees include: GE Capital, Mortgage Guaranty, PMI, Radian
Guaranty, Republic MIC, Triad Guaranty, United Guaranty.


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                                      Reserve Fund*            5,000.00           20,476.37         20,476.37           5,000.00
                        Class P Certificate Account              100.00                0.00              0.00             100.00

NOTE: *For the benefit of Holders of Bear Stearns Asset Backed Securities I LLC, Asset-Backed Certificates, Series
2007-AC4, Class A-1, Class A-2, Class A-3, Class A-4, Class A-5, Class M-1, Class M-2, Class B-1, Class B-2 and Class C
Certificates.


                                                          Collateral Statement

                                                                            Total
 Collateral Description                                               Mixed Fixed
 Weighted Average Coupon Rate                                            6.954918
 Weighted Average Net Rate                                               6.713348
 Weighted Average Pass-Through Rate                                      6.661826
 Weighted Average Remaining Term                                              344
 Principal And Interest Constant                                     2,549,722.37
 Beginning Loan Count                                                       1,424
 Loans Paid in Full                                                             8
 Ending Loan Count                                                          1,416
 Beginning Scheduled Balance                                       405,343,104.45
 Ending Scheduled Balance                                          400,846,301.33
 Actual Ending Collateral Balance                                  401,004,629.03
 Scheduled Principal                                                   200,448.89
 Unscheduled Principal                                               4,296,354.23
 Negative Amortized Principal                                                0.00
 Scheduled Interest                                                  2,349,273.48
 Servicing Fees                                                         81,599.57
 Master Servicing Fees                                                       0.00
 Trustee Fee                                                             4,729.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                              12,674.35
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        2,250,271.04
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                              0.00
 Prepayment Penalty Paid Count                                                  0
 Special Servicing Fee                                                       0.00


                            Additional Reporting - Deal Level



                                      Cash Reporting
Excess Spread                                                                  157,774.18


                                 Informational Reporting
One-Month LIBOR                                                                 5.320000%
Class A-1/A-2/A-3/A-4/A-5 Net Rate Cap                                          6.661826%
Class M and B Net Rate Cap                                                      6.446929%
Current Specified Enhancement %                                                 7.179312%
Delinquency %                                                                   0.617222%


                                 Miscellaneous Reporting
Class A-1 Limited by Net Rate Cap?                                                     NO
Class A-2 Limited by Net Rate Cap?                                                    YES
Class A-3 Limited by Net Rate Cap?                                                     NO
Class A-4 Limited by Net Rate Cap?                                                     NO
Class A-5 Limited by Net Rate Cap?                                                     NO
Class B-1 Limited by Net Rate Cap?                                                    YES
Class B-2 Limited by Net Rate Cap?                                                    YES
Class M-1 Limited by Net Rate Cap?                                                     NO
Class M-2 Limited by Net Rate Cap?                                                     NO


                                   Structural Reporting
Extra Principal Distribution Amount                                                  0.00
Overcollateralization Amount                                                 4,082,007.30
Overcollateralization Deficiency Amount                                              0.00
Overcollateralization Release Amount                                                 0.00
Overcollateralization Target Amount                                          4,082,007.30


                                 Trigger Event Reporting
Optional Termination Date                                                              NO
Stepdown Date                                                                          NO
Cumulative Loss Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.500000%
     Calculated Value                                                           0.000000%
Delinquency Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            3.564528%
     Calculated Value                                                           0.617222%
Trigger Result                                                                       Pass


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Scheduled Balance   Scheduled Balance    Scheduled Balance   Scheduled Balance    Scheduled Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      14                  0                    0                   0                    14
             4,283,346.67        0.00                 0.00                0.00                 4,283,346.67

60 Days      6                   0                    0                   0                    6
             2,474,112.42        0.00                 0.00                0.00                 2,474,112.42

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       20                  0                    0                   0                    20
             6,757,459.09        0.00                 0.00                0.00                 6,757,459.09

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Scheduled Balance   Scheduled Balance    Scheduled Balance   Scheduled Balance    Scheduled Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      0.988701%           0.000000%            0.000000%           0.000000%            0.988701%
             1.068576%           0.000000%            0.000000%           0.000000%            1.068576%

60 Days      0.423729%           0.000000%            0.000000%           0.000000%            0.423729%
             0.617222%           0.000000%            0.000000%           0.000000%            0.617222%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       1.412429%           0.000000%            0.000000%           0.000000%            1.412429%
             1.685798%           0.000000%            0.000000%           0.000000%            1.685798%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     106,491.39






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan           Scheduled             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan        Scheduled                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period




              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



  Summary - No Bankruptcy Information to report this period.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number          Scheduled           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum (Realized Losses) / Sum (Ending Actual Balance for loans that have experienced a loss).











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                   8       4,263,799.00       4,261,767.45          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00        35,145.90


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0017665753            CO              80.00       01-May-2007        460,000.00        460,000.00
       Summary               0018208868            NJ              80.00       01-Mar-2007        999,999.00        999,995.66
       Summary               0018364026            CA              62.50       01-Apr-2007      1,250,000.00      1,250,000.00
       Summary               0020515169            UT              84.98       01-Feb-2007        255,800.00        254,764.95
       Summary               0020518023            TX              80.00       01-Feb-2007         88,000.00         87,607.44
       Summary               0020519633            MO              82.98       01-Feb-2007         97,500.00         97,054.48
       Summary               0020882486            FL              75.00       01-Mar-2007        232,500.00        231,785.80
       Summary               0021941505            PA              80.00       01-Apr-2007        880,000.00        880,000.00


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0017665753       Loan Paid in Full           0              7.500%             360               2
       Summary              0018208868       Loan Paid in Full           0              7.250%             360               3
       Summary              0018364026       Loan Paid in Full          (1)             6.875%             360               2
       Summary              0020515169       Loan Paid in Full           0              7.125%             360               4
       Summary              0020518023       Loan Paid in Full           0              6.625%             360               4
       Summary              0020519633       Loan Paid in Full           0              6.500%             360               4
       Summary              0020882486       Loan Paid in Full           0              7.375%             360               3
       Summary              0021941505       Loan Paid in Full           0              7.375%             360               2


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       0                  0.00                   0.00                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived


                                     No Prepayment Penalties this Period

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            1.060%       Current Month             12.009%        Current Month               1,825.403%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007       7.538%           N/A                          May-2007   1,652.196%           N/A
         Jun-2007      12.009%           N/A                          Jun-2007   1,825.403%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 5.500             0                0.00            0.000
     5.500    5.749             0                0.00            0.000
     5.750    5.999            10        4,310,565.48            1.075
     6.000    6.249            45       14,031,169.26            3.500
     6.250    6.499           139       44,623,760.99           11.132
     6.500    6.749           245       83,892,997.36           20.929
     6.750    6.999           300       94,941,434.77           23.685
     7.000    7.249           174       41,789,001.79           10.425
     7.250    7.499           153       36,401,049.40            9.081
     7.500    7.749           145       35,230,477.54            8.789
     7.750    7.999            94       22,864,009.73            5.704
     8.000    8.249            44        9,161,378.55            2.286
     8.250    8.499            22        3,713,571.78            0.926
     8.500    8.749            22        4,943,774.22            1.233
     8.750    8.999            12        3,511,289.68            0.876
     9.000    9.249             4          963,293.05            0.240
     9.250    9.499             0                0.00            0.000
     9.500    9.749             2           96,631.53            0.024
     9.750    9.999             0                0.00            0.000
    10.000   10.249             1           55,176.90            0.014
    10.250   10.499             0                0.00            0.000
    10.500   10.749             2          120,027.06            0.030
    10.750   10.999             1           89,832.06            0.022
    11.000   11.249             0                0.00            0.000
    11.250   11.499             0                0.00            0.000
    11.500   11.749             0                0.00            0.000
    11.750   11.999             0                0.00            0.000
    12.000   12.249             0                0.00            0.000
    12.250   12.499             0                0.00            0.000
    12.500   12.749             1          106,860.18            0.027
 >= 12.750                      0                0.00            0.000
              Total         1,416      400,846,301.33          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
April 30, 2007.

Determination Date
With respect to any Distribution Date, the 15th day of the month of such Distribution Date or, if such 15th day is not a Business Day, the immediately preceding Business Day.

Distribution Date
The 25th day of each calendar month after the initial issuance of the Certificates, or if such 25th day is not a Business Day, the next succeeding Business Day, commencing in May 2007.

Interest Accrual Period
With respect to the Class A, Class M and Class B Certificates and any Distribution Date, the period from and including the 25th day of the calendar month preceding the month in which such Distribution Date occurs (or with respect to the Class M Certificates and Class B Certificates and the first Interest Accrual Period, the Closing Date)
to and including the 24th day of the calendar month in which such Distribution Date occurs. With respect to the
Class C Certificates and the Class C Interest and any Distribution Date, the calendar month immediately preceding such Distribution Date. The Class R Certificates and Class P Certificates are not entitled to distributions of interest and do not have an Interest Accrual Period. All calculations of interest on the  Class M Certificates and Class B Certificates will be made on the basis of the actual number of days elapsed in the related Interest
Accrual Period. All calculations of interest on the Class A Certificates, Class C Certificates and the Class C
Interest will be made on the basis of a 360-day year consisting of twelve 30-day months.

Interest Determination Date
Shall mean the second LIBOR Business Day preceding the commencement of each Interest Accrual Period.

LIBOR Business Day
Shall mean a day on which banks are open for dealing in foreign currency and exchange in London and New York City.

LIBOR Certificates
Any of the Class A, Class M and Class B Certificates.

One-Month LIBOR
With respect to any Interest Accrual Period and the LIBOR Certificates, the rate determined by the Trustee on the related Interest Determination Date on the basis of the rate for U.S. dollar deposits for one month that appears on Reuters Screen LIBOR1 Page, which is the display page currently so designated on the Reuters Monitor Money
Rates Service (or such other page as may replace that page on that service for the purpose of displaying comparable rates or prices), as of 11:00 a.m. (London time) on such Interest Determination Date. If such rate does not appear on such page (or such other page as may replace that page on that service, or if such service is no longer offered, such other service for displaying One-Month LIBOR or comparable rates as may be reasonably selected by the Trustee),
One-Month LIBOR for the applicable Interest Accrual Period will be the Reference Bank Rate. If no such quotations can be obtained by the Trustee and no Reference Bank Rate is available, One-Month LIBOR shall be One-Month LIBOR applicable to the preceding Interest Accrual Period. The establishment of One-Month LIBOR on each Interest Determination
Date by the Trustee and the Trustee's calculation of the rate of interest applicable to the LIBOR Certificates for the related Interest Accrual Period shall, in the absence of manifest error, be final and binding.  One-Month
LIBOR for the Class M Certificates and Class B Certificates and any Interest Accrual Period shall be calculated as described above. One-Month LIBOR for the initial Interest Accrual Period will be approximately 5.320% with regard to the Class A Certificates.

Record Date
With respect to any Distribution Date and the Class A, Class M and Class B Certificates, so long as such Classes of Certificates are Book-Entry Certificates, the Business Day preceding such Distribution Date, and otherwise, the close of business on the last Business Day of the month preceding the month in which such Distribution Date occurs. With respect to the Class C, Class P and Residual Certificates, the close of business on the last Business
Day of the month preceding the month in which such Distribution Date occurs.

Remittance Date
Shall mean (i) with respect to the Company, the 18th day of any month or if such 18th day is not a Business Day, the first Business Day immediately preceding such 18th day, and (ii) with respect to any other Servicer, the date specified in the related Servicing Agreement.

